Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income	¥ 4,190,022	¥ 3,396,753	¥ 4,683,632
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	(67,652)	243,538	419,557
Unrealized holding gain (loss) on securities	(275,952)	61,590	988,139
Defined benefit pension plans	(394,418)	(83,000)	41,115
TOTAL COMPREHENSIVE INCOME	3,452,000	3,618,881	6,132,443
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(155,698)	(70,937)	(241,251)
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 3,296,302	¥ 3,547,944	¥ 5,891,192